Derivative Financial Instruments - Summary of Notional Amounts and Fair Values of Derivative Financial Instruments (Detail) $ in Thousands, $ in Thousands		Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)		Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		$ 19,283,771		$ 28,621,262	[1]
Derivative liabilities, fair Value		1,321,602		6,179,869	[1]
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value		2,304,365,436		113,653
Derivative liabilities,notional Value		345,670		132,179
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities,notional Value			$ 70,650			$ 132,179
Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value			82,701			113,653
Derivatives held for trading [member] | Put options taken [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, notional Value	[2]	2,304,282,735
Derivative liabilities,notional Value		275,020
At fair value [member] | Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value		19,283,771		28,621,262
Derivative liabilities, fair Value		1,321,602		$ 6,179,869
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities, fair Value			1,278,065			6,179,869
At fair value [member] | Derivatives held for trading [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value			$ 2,500,969			$ 28,621,262
At fair value [member] | Derivatives held for trading [member] | Put options taken [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair Value	[2]	16,782,802
Derivative liabilities, fair Value		$ 43,537

[1]	See Note 3.
[2]	Corresponds to the premium pending of accrual related to the options acquired by the Bank that give it the option to sell the underlying asset (government security) at a value determined by the applicable regulations of the BCRA. In this operation, the options can be exercised up to one day before the expiration of the underlying asset. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with a fair value equal to zero.